UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03231

                             SEI LIQUID ASSET TRUST
               (Exact name of registrant as specified in charter)

                                    --------

                               c/o CT Corporation
                                 101 Federal St.
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                           c/o SEI Investments Company
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                                   COPIES TO:
                             Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: JUNE 30, 2007

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.


[LOGO OMITTED]
SEI   New ways.
      New answers(R)



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SEI Liquid Asset Trust

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Semi-Annual Report as of December 31, 2006

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Prime Obligation Fund



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

TABLE OF CONTENTS



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Schedule of Investments                                                        1
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Statement of Assets and Liabilities                                            3
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Statement of Operations                                                        4
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Statements of Changes in Net Assets                                            5
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Financial Highlights                                                           6
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Notes to Financial Statements                                                  7
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Disclosure of Fund Expenses                                                    9
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The Trust files its complete schedule of portfolio  holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period.The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)


Prime Obligation Fund

December 31, 2006
--------------------------------------------------------------------------------

[BAR CHART OMITTED]
Plot Points for EDGAR purposes are as follows:

SECTOR WEIGHTINGS (UNAUDITED)*:
37.6%  Commercial Paper
34.3%  Corporate Obligations
16.1%  Repurchase Agreements
 8.5%  Certificates of Deposit
 3.5%  Insurance Funding Agreement

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER+ -- 37.7%

FINANCIAL SERVICES (B) -- 37.7%
   Carrera Capital Finance LLC
        5.395%, 01/08/07                                $10,000        $  9,989
   Citibank Credit Card Issuance Trust
        5.347%, 02/14/07                                 10,000           9,936
   Concord Minutemen Capital Corporation
        5.367%, 01/10/07                                 20,000          19,973
   Crown Point Capital Company
        5.357%, 01/10/07                                 15,000          14,980
   Deer Valley Funding LLC
        5.343%, 01/23/07                                 25,000          24,919
   Georgetown Funding Company
        5.343%, 01/17/07                                 25,000          24,941
        5.389%, 01/24/07                                 15,000          14,949
   Giro Balanced Funding Corporation
        5.280%, 02/20/07                                 25,000          24,817
   Klio II Funding Corporation
        5.342%, 01/22/07                                 25,000          24,922
   Klio III Funding Corporation
        5.390%, 01/26/07                                 15,000          14,944
   Lexington Parker Capital
        5.359%, 01/12/07                                 15,000          14,976
   Manhattan Asset Funding Company
        5.316%, 01/31/07                                 25,000          24,890
   Millstone Funding Corporation
        5.319%, 01/18/07                                 10,000           9,975
   Ormond Quay Funding LLC
        5.329%, 01/16/07                                 15,000          14,967
   Rhineland Funding Capital Corporation
        5.374%, 01/05/07                                 15,000          14,991
        5.413%, 04/05/07                                 10,000           9,861
   Sunbelt Funding Corporation
        5.338%, 01/19/07                                 16,051          16,009
        5.339%, 02/09/07                                 15,000          14,914
   Versailles LLC
        5.366%, 01/08/07                                 15,000          14,984
   White Pine Finance LLC
        5.322%, 02/01/07                                 10,000          10,000
                                                                       --------
Total Commercial Paper
   (Cost $345,937) ($ Thousands)                                        329,937
                                                                       --------


--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (A) -- 34.4%

BANKS -- 5.2%
   Comerica Bank
        5.350%, 01/12/07                                $25,000        $ 25,000
   National City Bank Cleveland
        5.315%, 03/19/07                                 20,000          19,998
                                                                       --------
                                                                         44,998
                                                                       --------
FINANCIAL SERVICES -- 23.5%
   Atlas Capital Funding Corporation MTN
        5.340%, 01/16/07                                 25,000          25,000
        5.340%, 01/25/07                                 10,000          10,000
   Carrera Capital Finance
        5.330%, 01/29/07                                 20,000          20,000
        5.340%, 12/12/07                                 10,000          10,000
   Cullinan Finance Corporation MTN,
     Ser 2 (B)
        5.320%, 03/15/07                                 20,000          20,000
   K2 LLC
        5.320%, 01/24/07                                  7,000           6,999
   Liquid Funding Ltd. (B)
        5.400%, 01/22/07                                 25,000          24,999
   Ormond Quay Funding LLC
        5.310%, 01/31/07                                 12,500          12,497
   Rhineland Funding Capital Corporation+
        5.350%, 02/07/07                                 16,000          16,000
   Stanfield Victoria Funding LLC
        5.325%, 03/26/07                                 10,000           9,998
   Tango Finance Corporation (B)
        5.380%, 03/05/07                                 25,000          25,004
   White Pine Finance LLC MTN (B)
        5.337%, 01/25/07                                 25,000          24,999
                                                                       --------
                                                                        205,496
                                                                       --------
INSURANCE -- 2.3%
   ASIF Global Finance XXXI (B)
        5.370%, 02/23/07                                 20,000          20,001
                                                                       --------
INVESTMENT BANKERS/BROKER DEALERS -- 3.4%
   Goldman Sachs Group Incorporated
        5.410%, 01/13/07                                 20,000          20,000
   Goldman Sachs Group Incorporated
     MTN, Ser 1
        5.510%, 01/09/07                                 10,000          10,000
                                                                       --------
                                                                         30,000
                                                                       --------
Total Corporate Obligations
   (Cost $284,495) ($ Thousands)                                        300,495
                                                                       --------



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SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2006                1

SCHEDULE OF INVESTMENTS (Unaudited)


Prime Obligation Fund (Concluded)

December 31, 2006
--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 8.6%

FINANCIAL SERVICES -- 8.6%
   Brahms Funding Corporation
        5.346%, 01/10/07                                $25,000        $ 24,967
        5.334%, 01/25/07                                 10,000           9,965
   East-Fleet Finance LLC (A) (B)
        5.327%, 01/12/07                                 10,000          10,000
   KKR Atlantic Funding Trust
        5.384%, 01/26/07                                 20,000          19,925
   Ormond Quay Funding LLC (A)
        5.305%, 01/12/07                                 10,000          10,000
                                                                       --------
Total Certificates of Deposit
   (Cost $74,857) ($ Thousands)                                          74,857
                                                                       --------

INSURANCE FUNDING AGREEMENT (A) (C) -- 3.4%

INSURANCE -- 3.4%
   MetLife Funding Agreement
        5.444%, 01/15/07                                 30,000          30,000
                                                                       --------
Total Insurance Funding Agreement
   (Cost $30,000) ($ Thousands)                                          30,000
                                                                       --------

REPURCHASE AGREEMENTS (D) -- 16.1%
   BNP Paribas
     5.270%, dated 12/29/06, to be
     repurchased on 01/03/07, repurchase
     price $77,146,147 (collateralized
     by various U.S. Government
     Obligations, ranging in par value
     $2,660,000-$27,872,000, 4.250%-
     5.125%, 08/08/07-05/15/09; with
     total market value $78,645,299)                     77,101          77,101
   Deutsche Bank
     5.250%, dated 12/29/06, to be
     repurchased on 01/03/07, repurchase
     price $64,037,333 (collateralized
     by various U.S. Government
     Obligations, ranging in par value
     $18,749,000-$38,781,000, 4.500%-
     6.625%, 01/15/14-11/15/30; with
     total market value $65,280,883)                     64,000          64,000
                                                                       --------
Total Repurchase Agreements
   (Cost $141,101) ($ Thousands)                                        141,101
                                                                       --------
Total Investments -- 100.2%
   (Cost $876,390) ($ Thousands)                                       $876,390
                                                                       ========

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

Percentages are based on Total Net Assets of $874,607.

+ The rate reported is the effective yield at time of purchase.

(A) Variable rate instrument. The rate reflected on the Statement of Net Assets is the rate in effect on December 31, 2006. The date shown is the earlier of the reset date or demand date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Securities considered illiquid. The total value of such securities as of December 31, 2006 was $30,000 ($ Thousands) and represented 3.4% of Net Assets.

(D) Tri-Party Repurchase Agreement

LLC -- Limited Liability Company

MTN -- Medium Term Note

Ser -- Series


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
2                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2006

Statement of Assets and Liabilities ($ Thousands)


as of December 31, 2006 (Unaudited)

--------------------------------------------------------------------------------
                                                               PRIME OBLIGATION
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS:
   Investments at value (Cost $735,289)                                $735,289
   Repurchase Agreement (Cost $141,101)                                 141,101
   Accrued income                                                         2,180
   Cash                                                                       1
   Prepaid expenses                                                          22
--------------------------------------------------------------------------------
   Total Assets                                                         878,593
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for Income Distribution                                        3,577
   Payable due to Administrator                                             257
   Payable due to Investment Adviser                                         31
   Payable for Trustees' Fee                                                  2
   Accrued expenses                                                         119
--------------------------------------------------------------------------------
   Total Liabilities                                                      3,986
--------------------------------------------------------------------------------
   Net Assets                                                          $874,607
--------------------------------------------------------------------------------
NET ASSETS:
   Paid-in Capital                                                     $874,664
   Accumulated net realized loss on investments                             (57)
--------------------------------------------------------------------------------
   Net Assets                                                          $874,607
--------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share --
     Class A Shares ($874,607 / 874,664)                                  $1.00
--------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2006                3

Statement of Operations ($ Thousands)


For the six month period ended December 31, 2006 (Unaudited)

--------------------------------------------------------------------------------
                                                               PRIME OBLIGATION
                                                                           FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest Income                                                      $22,310
--------------------------------------------------------------------------------

EXPENSES:
   Administration Fees                                                    1,746
   Shareholder Servicing Fees -- Class A                                  1,040
   Investment Advisory Fees                                                 215
   Trustees' Fees                                                            13
   Printing Fees                                                             72
   Professional Fees                                                         47
   Registration Fees                                                         18
   Custodian/Wire Agent Fees                                                 18
   Insurance Expense                                                          2
   Other Expenses                                                             7
--------------------------------------------------------------------------------
   Total Expenses                                                         3,178
--------------------------------------------------------------------------------
   Less, Waiver of:
      Administration Fees                                                  (310)
      Shareholder Servicing Fees -- Class A                              (1,040)
--------------------------------------------------------------------------------
   Net Expenses                                                           1,828
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    20,482
--------------------------------------------------------------------------------
   Net Realized Loss on Investments                                         (10)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                      $20,472
--------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
4                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2006

Statement of Changes in Net Assets ($ Thousands)


For the six month period ended December 31, 2006 (Unaudited) and the year ended June 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           PRIME OBLIGATION
                                                                                                                       FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  07/01/06 to      07/01/05
                                                                                                     12/31/06       6/30/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                             $ 20,482     $  27,790
   Net Realized Loss on Investments                                                                       (10)           (3)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
      from Operations                                                                                  20,472        27,787
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS FROM:
   Net Investment Income:
      Class A                                                                                         (20,482)      (27,787)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                                                    (20,482)      (27,787)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
      Proceeds from Shares Issued                                                                   2,643,901     5,455,955
      Reinvestment of Dividends                                                                        17,979        22,105
      Cost of Shares Redeemed                                                                      (2,642,860)   (5,321,419)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
      from Capital Share Transactions                                                                  19,020       156,641
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                                                          19,010       156,641
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                                                855,597       698,956
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                                  $   874,607     $ 855,597
------------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income                                                            $        --          $ --
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2006                5

Financial Highlights


For the six month period ended December 31, 2006 (Unaudited) and the years ended
June 30,
For a share outstanding throughout each year
------------------------------------------------------------------------------------------------------------------------------------

                                            Net Realized
                                                     and
             Net Asset                        Unrealized            Total         Dividends
                Value,              Net            Gains             from          from Net                         Net Asset
             Beginning       Investment               on       Investment        Investment             Total      Value, End
             of Period           Income       Securities       Operations            Income         Dividends       of Period
------------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
CLASS A:
2006*            $1.00            $0.02              $--            $0.02            $(0.02)           $(0.02)          $1.00
2006              1.00             0.04               --             0.04             (0.04)            (0.04)           1.00
2005              1.00             0.02               --             0.02             (0.02)            (0.02)           1.00
2004              1.00             0.01               --             0.01             (0.01)            (0.01)           1.00
2003              1.00             0.01               --             0.01             (0.01)            (0.01)           1.00
2002              1.00             0.02               --             0.02             (0.02)            (0.02)           1.00


------------------------------------------------------------------------------------------------------------------------------------

                                                                     Ratio of
                                                                     Expenses      Ratio of Net
                                                    Ratio of       to Average        Investment
                                   Net Assets        Expenses      Net Assets            Income
                     Total      End of Period      to Average      (Excluding        to Average
                    Return+     ($ Thousands)      Net Assets        Waivers)        Net Assets
------------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
CLASS A:
2006*                 2.47%        $  874,607            0.44%           0.76%             4.93%
2006                  3.88            855,597            0.44            0.76              3.82
2005                  1.81            698,956            0.44            0.77              1.77
2004                  0.68            887,109            0.44            0.77              0.68
2003                  1.12          1,050,594            0.44            0.76              1.11
2002                  2.08          1,026,880            0.44            0.75              2.05

* For the six month period ended December 31, 2006. All ratios have been annualized.
+ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
6                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2006

Notes to Financial Statements

December 31, 2006

1. ORGANIZATION

SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with one fund: the Prime Obligation Fund (the "Fund"). The Trust is registered to offer Class A shares of the Fund. A description of the Fund's investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.

REPURCHASE AGREEMENTS -- The Fund invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of specific identification. Interest income is recognized using the accrual basis of accounting.

All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Fund are distributed to the shareholders of the Fund annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- SEI Investments Global Funds Services (the "Administrator") provides administrative services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of the Fund.

The Administrator has contractually agreed to waive fees and to reimburse expenses, through June 30, 2007, in order to keep total operating expenses, net of SEI Investments Management Corporation ("SIMC") and SEI Investments Distribution Co.'s (the "Distributor") fee waivers, from exceeding .44% of the average daily net assets of the Fund. The Distributor is a wholly-owned and operated subsidiary of SEI Investments Company and a registered broker-dealer.

DISTRIBUTION AGREEMENT -- The Distributor acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.

Under the Class A Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Administrator or SIMC. Compensation of officers and affiliated trustees of the Trust is paid by the Administrator and/or SIMC.

U.S. Bank, N.A. which is a Trust shareholder, acts as custodian and wire agent for the Trust.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2006                7

Notes to Financial Statements (Concluded)


4. INVESTMENT ADVISORY AGREEMENT

SIMC serves as the Fund's investment adviser and "manager of managers" under an investment advisory agreement. For its services, SIMC receives an annual fee equal to .075% of the Trust's average daily net assets up to $500 million and ..02% of such net assets in excess of $500 million.

Columbia Management Advisors, LLC ("Columbia"), serves as the Fund's investment sub-adviser under an investment sub-advisory agreement. Columbia is paid by SIMC. SIMC compensates Columbia out of the fee it receives from the Fund.

5. FEDERAL INCOME TAXES

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends paid to Class A shareholders during the years ended June 30, 2006 and June 30, 2005 were as follows ($ Thousands):
--------------------------------------------------------------------------------
                                                      Ordinary Income
--------------------------------------------------------------------------------
   2006                                                  $27,787

   2005                                                   14,107

As of June 30, 2006, the components of accumulated losses on a tax basis were as follows ($ Thousands):
Capital Loss Carryforwards:
        Expiring in 2011                                                $   (39)
        Expiring in 2013                                                     (3)
        Expiring in 2014                                                     (1)
Undistributed Ordinary Income                                             3,149
Post-October Losses                                                          (4)
Other Temporary Differences                                              (3,149)
                                                                        -------
   Total Accumulated Losses                                             $   (47)
                                                                        =======


Post-October losses represent losses realized on investment transactions from November 1, 2005 through June 30, 2006, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains.

The cost basis of securities for Federal income tax purposes is equal to the cost basis used for financial reporting purposes.

6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of December 31, 2006, the Fund does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.


--------------------------------------------------------------------------------
8                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2006

Disclosure of Fund Expenses (Unaudited)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

O ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

O HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.


                             BEGINNING      ENDING                  EXPENSES
                              ACCOUNT      ACCOUNT    ANNUALIZED      PAID
                               VALUE        VALUE       EXPENSE      DURING
                              7/1/06       12/31/06     RATIOS       PERIOD*
--------------------------------------------------------------------------------
PRIME OBLIGATION FUND -- CLASS A
--------------------------------------------------------------------------------
ACTUAL FUND RETURN          $1,000.00     $1,024.70        0.44%       $2.25
HYPOTHETICAL 5% RETURN       1,000.00      1,022.99        0.44         2.24



* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period shown).





--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2006                9

Notes

Notes

Notes

SEI Liquid Asset Trust Semi-Annual Report December 31, 2006


Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams

OFFICERS
Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER


INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[LOGO OMITTED]
SEI   New ways.
      New answers(R)

SEI Investments Distribution Co.
Oaks, PA 19456   1.800.DIAL.SEI (1.800.342.5734)




SEI-F-103 (12/06)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report..

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report..

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable for semi-annual report.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               SEI Liquid Asset Trust


By (Signature and Title)*                  /s/ Robert A. Nesher
                                           ---------------------------
                                           Robert A. Nesher
                                           President & CEO

Date: February 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Robert A. Nesher
                                           ---------------------------
                                           Robert A. Nesher
                                           President & CEO

Date: February 21, 2007

By (Signature and Title)*                  /s/ Stephen F. Panner
                                           ---------------------------
                                           Stephen F. Panner
                                           Controller & CFO

Date: February 21, 2007

* Print the name and title of each signing officer under his or her signature.